Leases (right of use assets and lease liabilities) - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	€ 41,603	€ 43,374	€ 48,285
Income from revaluation of lease		€ 1,600
Sweden
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	€ 16,300		22,100
Austria
Disclosure of quantitative information about right-of-use assets [line items]
Lease agreement, period	15 years
Right of use assets	€ 23,100		€ 24,000
France
Disclosure of quantitative information about right-of-use assets [line items]
New lease contract	€ 1,000
Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Lease agreement, interest rate percentage	0.013%
Minimum | Sweden
Disclosure of quantitative information about right-of-use assets [line items]
Lease agreement, period	10 years
Lease agreement, notice period	1 year
Lease agreement, interest rate percentage	2.493%
Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Lease agreement, period	5 years
Lease agreement, interest rate percentage	6.523%
Maximum | Sweden
Disclosure of quantitative information about right-of-use assets [line items]
Lease agreement, period	20 years
Lease agreement, notice period	6 years
Lease agreement, interest rate percentage	3.401%